                                                     IMPORTANT NOTICE
                                                     REGARDING DELIVERY OF
                                                     SHAREHOLDER DOCUMENTS

                                                     SCHWAB
                                                     GOVERNMENT CASH RESERVES

                                                     June 30, 2001

                                                     Semiannual Report enclosed





                                                           [CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

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
SCHWAB

GOVERNMENT CASH RESERVES

                                                 June 30, 2001

                                                 SEMIANNUAL REPORT




                                                           [CHARLES SCHWAB LOGO]

SCHWAB

GOVERNMENT CASH RESERVES

[PHOTO OF CHARLES SCHWAB]


Dear Shareholder,

We're pleased to bring you the first report for this fund that uses our new "plain English" format. This format is part of a major initiative to make SchwabFunds(R) materials easier to use.

We've given the report a simpler organization and a new look. Our goal has been to focus on presenting information clearly and explaining what it means to shareholders.

The most significant change is the new section on how to read and understand the report's financial data. We've even found ways to make the financial statements and notes more accessible. We will continue to actively look for ways to improve these reports even further.

We hope you find this report helpful and we welcome your feedback. Thank you for choosing SchwabFunds.


Sincerely,


/s/ Charles Schwab

Charles Schwab


   SEMIANNUAL REPORT

   January 1, 2001 - June 30, 2001

   1   Market Overview

   5   Schwab Government
       Cash Reserves

  14   Financial Notes
       -------------------------------------------------------------------------

  17   HOW TO READ THIS REPORT

       An illustrated guide to the financials, along with a glossary.

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the reporting period, there were signs everywhere that the unprecedented ten-plus year growth period might be ending. During the second quarter of 2001, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over eight years.

                             [PHOTO OF MAN WORKING]

Meanwhile, equity markets, which set record highs in early 2000, fell dramatically, and continued to fall in the first half of 2001. The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep a suddenly fragile economy from slipping into recession.

During the first half of 2001, the Fed cut the Federal Funds rate six times, for a total reduction of 2.75%. While GDP grew slightly during the first half of 2001, it's still unclear whether a recession has been averted. Many parts of the economy remain weak, particularly technology and industrial production. Another key factor is consumer spending, which is almost certain to decline as the job layoffs reported over the past several months begin to take their toll in the marketplace.

--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the reporting period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the reporting period.


                [ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]

THREE-MONTH U.S. TREASURY BILLS (T-BILLS):    S&P 500(R) INDEX: measures
measures short-term                           U.S. large-cap stocks
U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE                RUSSELL 2000(R) INDEX: measures
BOND INDEX: measures the U.S. bond market     U.S. small-cap stocks


                                              MSCI-EAFE(R) INDEX: measures
                                              (in U.S. dollars) large-cap stocks
                                              in Europe, Australasia and the
                                              Far East

                                Lehman Aggregate         MSCI EAFE         Russell 2000           S&P 500       3-Mo
                                 Bond Index               Index              Index                Index        T-Bills
               12/29/00                 0                        0                    0                0           0
                 1/5/01              1.37                      0.2                -4.21            -1.66        0.25
                1/12/01              0.36                     -1.4                 0.49            -0.13        0.29
                1/19/01              0.96                    -0.57                 0.99             1.69        0.39
                1/26/01              0.88                    -1.07                 3.19             2.63        0.52
                 2/2/01              1.62                    -0.82                  3.7             2.29        0.62
                 2/9/01              1.73                    -3.77                 2.91            -0.34        0.69
                2/16/01              1.46                    -5.07                  5.4            -1.35        0.77
                2/23/01              1.62                    -8.22                -1.09            -5.57        0.88
                 3/2/01              2.32                    -7.98                -1.19            -6.33        0.99
                 3/9/01               2.6                    -7.18                -1.83            -6.39        1.11
                3/16/01              3.32                   -14.53                 -8.4           -12.68        1.22
                3/23/01              3.34                   -15.35                -8.07           -13.49        1.31
                3/30/01              3.03                   -13.67                 -6.5           -11.85        1.39
                 4/6/01              3.41                   -12.43                -9.77           -14.27        1.54
                4/13/01              2.52                   -10.82                -5.52           -10.09        1.59
                4/20/01              2.51                    -8.72                -3.08            -5.57        1.72
                4/27/01              2.51                    -8.14                 0.54             -4.8        1.77
                 5/4/01              3.44                    -7.15                 2.43             -3.7        1.88
                5/11/01              2.29                    -8.42                 1.32            -5.29        1.95
                5/18/01              2.92                    -8.15                 5.28            -1.76        2.05
                5/25/01              2.64                    -9.07                 5.79            -2.83        2.05
                 6/1/01              3.42                   -11.45                 4.38            -3.99        2.18
                 6/8/01              3.56                   -11.18                 6.47            -3.66        2.24
                6/15/01              4.14                   -13.96                 3.08            -7.52        2.35
                6/22/01              4.72                   -14.63                 1.75            -6.69        2.44
                6/29/01              3.62                   -14.87                 6.96             -6.7        2.47

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

                                                                               1
                                                                             ===

MARKET OVERVIEW Continued

UNEMPLOYMENT HITS HIGHEST LEVEL SINCE 1998; INFLATION REMAINS LOW.

For much of 2000, the main concern about unemployment was that it had fallen so low -- under 4% -- that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly.

As of the report date, unemployment was at its highest level since 1998, and was more than half a percent above the notable lows of just seven months earlier. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

--------------------------------------------------------------------------------
Job losses have affected almost every industry, which means that it may be difficult for the economy to rebound quickly.
--------------------------------------------------------------------------------

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped control labor costs, and consumer prices have been relatively stable. At the same time, consumers are facing steep increases in gas and energy prices. Economists will be keeping a sharp eye on these prices throughout the summer as demand for these resources rises.

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for more than 10 years, but has slowed in each of the last four quarters. Real GDP grew just 0.7% in the second quarter of 2001, its lowest level since 1993.

                          [REAL GDP GROWTH BAR GRAPH]

Q3 1991                   1.3
Q4 1991                   2.5
Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                   0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                   3.1
Q2 1999                   1.7
Q3 1999                   4.7
Q4 1999                   8.3
Q1 2000                   2.3
Q2 2000                   5.7
Q3 2000                   1.3
Q4 2000                   1.9
Q1 2001                   1.3
Q2 2001                   0.7

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.


 2
===

STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

The dramatic decline of equity markets during the reporting period left stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

                        [GRAPHIC OF A $100 DOLLAR BILL]


The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet start-ups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value from January to April of this year. Stocks did rebound somewhat as the period came to a close, with most major indices recovering some of the ground lost earlier in the year.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to

--------------------------------------------------------------------------------
The Fed's interest rate cuts, while potentially healthy for the economy overall, drove down yields for money market funds.
--------------------------------------------------------------------------------

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April 2000. At the close of the reporting period, unemployment reached 4.5%, its highest level since 1998.

                      [U.S. UNEMPLOYMENT RATE LINE GRAPH]

Jun-91                    6.9
Jul-91                    6.8
Aug-91                    6.9
Sep-91                    6.9
Oct-91                      7
Nov-91                      7
Dec-91                    7.3
Jan-92                    7.3
Feb-92                    7.4
Mar-92                    7.4
Apr-92                    7.4
May-92                    7.6
Jun-92                    7.8
Jul-92                    7.7
Aug-92                    7.6
Sep-92                    7.6
Oct-92                    7.3
Nov-92                    7.4
Dec-92                    7.4
Jan-93                    7.3
Feb-93                    7.1
Mar-93                      7
Apr-93                    7.1
May-93                    7.1
Jun-93                      7
Jul-93                    6.9
Aug-93                    6.8
Sep-93                    6.7
Oct-93                    6.8
Nov-93                    6.6
Dec-93                    6.5
Jan-94                    6.8
Feb-94                    6.6
Mar-94                    6.5
Apr-94                    6.4
May-94                    6.1
Jun-94                    6.1
Jul-94                    6.3
Aug-94                      6
Sep-94                    5.8
Oct-94                    5.8
Nov-94                    5.6
Dec-94                    5.5
Jan-95                    5.6
Feb-95                    5.4
Mar-95                    5.3
Apr-95                    5.8
May-95                    5.8
Jun-95                    5.6
Jul-95                    5.6
Aug-95                    5.7
Sep-95                    5.6
Oct-95                    5.5
Nov-95                    5.7
Dec-95                    5.6
Jan-96                    5.6
Feb-96                    5.5
Mar-96                    5.6
Apr-96                    5.5
May-96                    5.6
Jun-96                    5.3
Jul-96                    5.5
Aug-96                    5.1
Sep-96                    5.2
Oct-96                    5.2
Nov-96                    5.3
Dec-96                    5.4
Jan-97                    5.3
Feb-97                    5.3
Mar-97                    5.1
Apr-97                      5
May-97                    4.7
Jun-97                      5
Jul-97                    4.7
Aug-97                    4.9
Sep-97                    4.7
Oct-97                    4.7
Nov-97                    4.6
Dec-97                    4.7
Jan-98                    4.5
Feb-98                    4.6
Mar-98                    4.6
Apr-98                    4.3
May-98                    4.3
Jun-98                    4.5
Jul-98                    4.5
Aug-98                    4.5
Sep-98                    4.5
Oct-98                    4.5
Nov-98                    4.4
Dec-98                    4.3
Jan-99                    4.3
Feb-99                    4.4
Mar-99                    4.2
Apr-99                    4.3
May-99                    4.2
Jun-99                    4.3
Jul-99                    4.3
Aug-99                    4.2
Sep-99                    4.2
Oct-99                    4.1
Nov-99                    4.1
Dec-99                    4.1
Jan-00                      4
Feb-00                    4.1
Mar-00                    4.1
Apr-00                    3.9
May-00                    4.1
Jun-00                      4
Jul-00                      4
Aug-00                    4.1
Sep-00                    3.9
Oct-00                    3.9
Nov-00                      4
Dec-00                      4
1-Jan                     4.2
1-Feb                     4.2
1-Mar                     4.3
1-Apr                     4.5
1-May                     4.4
1-Jun                     4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.2% for the 12 months ended June 30, 2001 (2.7% if food and energy are excluded). ECI rose 3.9% for the 12 months ended June 30, 2001.

                       [MEASURES OF INFLATION LINE GRAPH]

Date                     CPI           ECI
Jun-91                   4.7           4.6
Jul-91                   4.4           4.6
Aug-91                   3.8           4.6
Sep-91                   3.4           4.3
Oct-91                   2.9           4.3
Nov-91                     3           4.3
Dec-91                   3.1           4.3
Jan-92                   2.6           4.3
Feb-92                   2.8           4.3
Mar-92                   3.2             4
Apr-92                   3.2             4
May-92                     3             4
Jun-92                   3.1           3.6
Jul-92                   3.2           3.6
Aug-92                   3.1           3.6
Sep-92                     3           3.5
Oct-92                   3.2           3.5
Nov-92                     3           3.5
Dec-92                   2.9           3.5
Jan-93                   3.3           3.5
Feb-93                   3.2           3.5
Mar-93                   3.1           3.5
Apr-93                   3.2           3.5
May-93                   3.2           3.5
Jun-93                     3           3.6
Jul-93                   2.8           3.6
Aug-93                   2.8           3.6
Sep-93                   2.7           3.6
Oct-93                   2.8           3.6
Nov-93                   2.7           3.6
Dec-93                   2.7           3.5
Jan-94                   2.5           3.5
Feb-94                   2.5           3.5
Mar-94                   2.5           3.2
Apr-94                   2.4           3.2
May-94                   2.3           3.2
Jun-94                   2.5           3.2
Jul-94                   2.8           3.2
Aug-94                   2.9           3.2
Sep-94                     3           3.2
Oct-94                   2.6           3.2
Nov-94                   2.7           3.2
Dec-94                   2.7             3
Jan-95                   2.8             3
Feb-95                   2.9             3
Mar-95                   2.9           2.9
Apr-95                   3.1           2.9
May-95                   3.2           2.9
Jun-95                     3           2.9
Jul-95                   2.8           2.9
Aug-95                   2.6           2.9
Sep-95                   2.5           2.7
Oct-95                   2.8           2.7
Nov-95                   2.6           2.7
Dec-95                   2.5           2.7
Jan-96                   2.7           2.7
Feb-96                   2.7           2.7
Mar-96                   2.8           2.8
Apr-96                   2.9           2.8
May-96                   2.9           2.8
Jun-96                   2.8           2.9
Jul-96                     3           2.9
Aug-96                   2.9           2.9
Sep-96                     3           2.8
Oct-96                     3           2.8
Nov-96                   3.3           2.8
Dec-96                   3.3           2.9
Jan-97                     3           2.9
Feb-97                     3           2.9
Mar-97                   2.8           2.9
Apr-97                   2.5           2.9
May-97                   2.2           2.9
Jun-97                   2.3           2.8
Jul-97                   2.2           2.8
Aug-97                   2.2           2.8
Sep-97                   2.2             3
Oct-97                   2.1             3
Nov-97                   1.8             3
Dec-97                   1.7           3.3
Jan-98                   1.6           3.3
Feb-98                   1.4           3.3
Mar-98                   1.4           3.3
Apr-98                   1.5           3.3
May-98                   1.7           3.3
Jun-98                   1.6           3.5
Jul-98                   1.7           3.5
Aug-98                   1.7           3.5
Sep-98                   1.4           3.7
Oct-98                   1.4           3.7
Nov-98                   1.5           3.7
Dec-98                   1.6           3.4
Jan-99                   1.7           3.4
Feb-99                   1.7           3.4
Mar-99                   1.8             3
Apr-99                   2.3             3
May-99                   2.1             3
Jun-99                     2           3.2
Jul-99                   2.1           3.2
Aug-99                   2.3           3.2
Sep-99                   2.6           3.1
Oct-99                   2.6           3.1
Nov-99                   2.6           3.1
Dec-99                   2.7           3.4
Jan-00                   2.7           3.4
Feb-00                   3.2           3.4
Mar-00                   3.8           4.3
Apr-00                   3.1           4.3
May-00                   3.2           4.3
Jun-00                   3.7           4.4
Jul-00                   3.7           4.4
Aug-00                   3.4           4.4
Sep-00                   3.5           4.3
Oct-00                   3.4           4.3
Nov-00                   3.4           4.3
Dec-00                   3.4           4.1
1-Jan                    3.7           4.1
1-Feb                    3.5           4.1
1-Mar                    2.9           4.1
1-Apr                    3.3           4.1
1-May                    3.6           4.1
1-Jun                    3.2           3.9

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.


Data source: Bloomberg L.P.                                                 3
                                                                           ===

MARKET OVERVIEW Continued

use part of the national budget surplus to buy back its bonds. This reduced supply and helped increase returns on current bond investments.

Bond performance was further enhanced as investor demand for fixed income securities increased, boosting prices for most bonds. The Fed's reduction of short-term interest rates also helped to lift bond prices. On the other hand, money market yields were hurt by the Fed's rate cuts. The rate cuts had the direct effect of reducing yields for money market investors.

ON THE HORIZON: SLOWER GROWTH.

While recent evidence confirms that the economy has indeed slowed and there has been much talk in the press of a possible recession, it is still too soon to say whether the economy will go into a downturn. The Fed has already demonstrated the extent of its concern about the economy through its rate reductions, and it may cut rates yet again if it believes that doing so would help the economy.

--------------------------------------------------------------------------------
The threat of recession also added momentum for President Bush's tax-cut proposal, which passed Congress before the close of the report period.
--------------------------------------------------------------------------------

Going forward, we will be watching to see if the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn while setting the stage for continued growth (even slow growth) during the second half of the year.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.

                [YIELDS OF U.S. TREASURY SECURITIES LINE GRAPH]

Date                    5 Yr          10 Yr
Jun-91                  7.88          8.23
Jul-91                  7.74          8.15
Aug-91                  7.34          7.82
Sep-91                  6.91          7.45
Oct-91                  6.74          7.46
Nov-91                  6.48          7.38
Dec-91                  5.93           6.7
Jan-92                  6.43          7.27
Feb-92                  6.56          7.25
Mar-92                  6.92          7.53
Apr-92                  6.88          7.58
May-92                   6.6          7.32
Jun-92                  6.27          7.12
Jul-92                  5.82          6.71
Aug-92                  5.58           6.6
Sep-92                  5.32          6.35
Oct-92                  5.89          6.79
Nov-92                  6.22          6.94
Dec-92                  5.99          6.69
Jan-93                  5.55          6.36
Feb-93                  5.21          6.02
Mar-93                  5.24          6.02
Apr-93                  5.11          6.01
May-93                  5.37          6.15
Jun-93                  5.05          5.78
Jul-93                  5.15          5.81
Aug-93                  4.79          5.45
Sep-93                  4.77          5.38
Oct-93                  4.85          5.43
Nov-93                  5.16          5.82
Dec-93                  5.21          5.79
Jan-94                  5.02          5.64
Feb-94                  5.57          6.13
Mar-94                  6.23          6.74
Apr-94                  6.64          7.04
May-94                  6.76          7.15
Jun-94                  6.95          7.32
Jul-94                  6.73          7.11
Aug-94                   6.8          7.17
Sep-94                  7.28           7.6
Oct-94                  7.49          7.81
Nov-94                  7.79          7.91
Dec-94                  7.83          7.82
Jan-95                  7.51          7.58
Feb-95                  7.04           7.2
Mar-95                  7.07           7.2
Apr-95                  6.88          7.06
May-95                  6.05          6.28
Jun-95                  5.97           6.2
Jul-95                  6.16          6.43
Aug-95                  6.07          6.28
Sep-95                  6.02          6.18
Oct-95                  5.81          6.02
Nov-95                  5.52          5.74
Dec-95                  5.38          5.57
Jan-96                  5.24          5.58
Feb-96                  5.73           6.1
Mar-96                  6.09          6.33
Apr-96                  6.41          6.67
May-96                  6.63          6.85
Jun-96                  6.46          6.71
Jul-96                  6.57          6.79
Aug-96                  6.73          6.94
Sep-96                  6.46           6.7
Oct-96                  6.07          6.34
Nov-96                  5.83          6.04
Dec-96                  6.21          6.42
Jan-97                  6.25          6.49
Feb-97                  6.39          6.55
Mar-97                  6.75           6.9
Apr-97                  6.57          6.72
May-97                   6.5          6.66
Jun-97                  6.38           6.5
Jul-97                   5.9          6.01
Aug-97                  6.22          6.34
Sep-97                  5.99           6.1
Oct-97                  5.71          5.83
Nov-97                  5.84          5.87
Dec-97                  5.71          5.74
Jan-98                  5.38          5.51
Feb-98                  5.59          5.62
Mar-98                  5.62          5.65
Apr-98                  5.64          5.67
May-98                  5.55          5.55
Jun-98                  5.47          5.45
Jul-98                   5.5          5.49
Aug-98                   4.8          4.98
Sep-98                  4.22          4.42
Oct-98                  4.23          4.61
Nov-98                  4.48          4.71
Dec-98                  4.54          4.65
Jan-99                  4.55          4.65
Feb-99                  5.22          5.29
Mar-99                   5.1          5.24
Apr-99                  5.21          5.35
May-99                  5.58          5.62
Jun-99                  5.65          5.78
Jul-99                  5.79           5.9
Aug-99                  5.87          5.97
Sep-99                  5.75          5.88
Oct-99                  5.96          6.02
Nov-99                  6.11          6.19
Dec-99                  6.34          6.44
Jan-00                  6.68          6.67
Feb-00                   6.6          6.41
Mar-00                  6.31             6
Apr-00                  6.54          6.21
May-00                  6.52          6.27
Jun-00                  6.19          6.03
Jul-00                  6.15          6.03
Aug-00                  5.97          5.73
Sep-00                  5.85           5.8
Oct-00                  5.81          5.75
Nov-00                  5.43          5.47
Dec-00                  4.98          5.11
1-Jan                   4.77          5.11
1-Feb                   4.66           4.9
1-Mar                   4.56          4.92
1-Apr                   4.89          5.34
1-May                   4.91          5.38
1-Jun                   4.95          5.41


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

SHORT-TERM RATES
Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

In step with the Federal Reserve Bank cutting short-term rates six times, 90-day commercial paper and three-month T-bills declined during the period.

                         [SHORT-TERM RATES LINE GRAPH]

Weekly                3 Month T Bill 90-Day
12/31/00                 5.9          6.28
1/5/01                  5.12          5.85
1/12/01                 5.32          5.48
1/19/01                 5.24          5.43
1/26/01                 5.17          5.34
2/2/01                  5.09           5.2
2/9/01                  5.05          5.21
2/16/01                 4.98          5.16
2/23/01                 4.89          5.14
3/2/01                  4.84           4.9
3/9/01                  4.71          4.89
3/16/01                 4.53          4.76
3/23/01                 4.34          4.65
3/30/01                 4.29          4.73
4/6/01                  3.93          4.63
4/13/01                    4          4.58
4/20/01                 3.76          4.24
4/27/01                 3.85          4.17
5/4/01                  3.73          4.08
5/11/01                 3.74          3.89
5/18/01                 3.59          3.85
5/25/01                 3.66          3.81
6/1/01                  3.66          3.85
6/8/01                  3.64          3.73
6/15/01                  3.5          3.68
6/22/01                 3.44          3.56
6/29/01                 3.66          3.63

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.


 4
===

SCHWAB

GOVERNMENT CASH RESERVES

                             [PHOTO OF KAREN WIGGAN]

"Congressional concerns over Fannie Mae and similar agencies did not end up having a significant impact on the fund."

        Portfolio Manager
        Karen Wiggan

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for seven years.

TICKER SYMBOL     SWHXX

-------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
-------------------------------------------------------------------------------

THIS FUND HAS BEEN DESIGNED TO BE A CONVENIENT SWEEP INVESTMENT FOR THE SCHWAB ACCESS(TM) ACCOUNT, AND SEEKS CURRENT MONEY MARKET YIELDS WHILE PROVIDING AN ADDED MARGIN OF SAFETY THROUGH A PORTFOLIO OF U.S. GOVERNMENT SECURITIES.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the reporting period at 6.0%, but by the end of the period had dropped to 4.2%.

DEMAND FOR U.S. GOVERNMENT DISCOUNT NOTES CONTINUED TO GROW AS LARGE AGENCY ISSUES WERE CALLED IN BY THEIR ISSUERS. In some cases the fund paid higher prices for discount notes of certain maturities. However, because we anticipated the Fed's rate cuts, we were able to position the portfolio to stave off some of the effects of declining rates by investing in securities with longer maturities.

CONGRESS HAS SHOWN CONCERN ABOUT THE RISKS THAT AGENCIES SUCH AS FANNIE MAE MAY PRESENT AS THEY EXPAND THEIR ACTIVITIES. For the time being, these concerns have not affected the performance of these securities. However, as the fund currently has substantial holdings in government agency securities, we will continue to carefully monitor the situation for any developments.


                                                                              5
                                                                             ===

SCHWAB GOVERNMENT CASH RESERVES

PERFORMANCE AND FUND FACTS
--------------------------------------------------------------------------------
SEVEN-DAY YIELDS 1 as of 6/30/01
--------------------------------------------------------------------------------
The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

-------------------------------------------
Seven-Day Yield                     3.11%
-------------------------------------------
Seven-Day Effective Yield           3.16%
-------------------------------------------

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY during the period
--------------------------------------------------------------------------------
[WEIGHTED AVERAGE MATURITY LINE GRAPH]

Monthly                  Maturity
12/31/00                   46
1/31/01                    57
2/28/01                    59
3/31/01                    59
4/30/01                    57
5/31/01                    58
6/30/01                    50

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 2 as of 6/30/01
--------------------------------------------------------------------------------
All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE
================================================================================
                           [SECURITY TYPE PIE CHART]

1.      51.9%   U.S. Government
                Discount Notes

2.      44.6%   Repurchase Agreements

3.       3.5%   U.S. Government
                Coupon Notes

BY CREDIT QUALITY
================================================================================
                           [CREDIT QUALITY PIE CHART]

1.      100.0%  Tier 1



1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.





 6
===

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS
================================================================================
FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
                                                    1/1/01 -      1/1/00 -    1/1/99 -     4/1/98  4-
                                                    6/30/01      12/31/00     12/31/99     12/31/98
------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
======================================================================================================
Net asset value at beginning of period               1.00          1.00          1.00         1.00
                                                    --------------------------------------------------
Income from investment operations:
  Net investment income                              0.02          0.05          0.04         0.03
                                                    --------------------------------------------------
Less distributions:
  Dividends from net investment income              (0.02)        (0.05)        (0.04)       (0.03)
                                                    --------------------------------------------------
Net asset value at end of period                     1.00          1.00          1.00         1.00
                                                    ==================================================
Total return (%)                                     2.03 2        5.33          4.28         3.46 2

RATIOS/SUPPLEMENTAL DATA (%)
======================================================================================================
Ratio of net operating expenses to
 average net assets                                  1.25 1        1.13 3        0.95         0.95 1
Expense reductions reflected in above ratio          0.29 1        0.33          0.14         0.77 1
Ratio of net investment income to
 average net assets                                  4.02 1        5.24          4.34         4.41 1
Net assets, end of period ($ x 1,000,000)             485           412           198           25

1  Annualized.

2  Not annualized.

3 Would have been 1.14% if certain non-routine expenses (proxy fees) had been included.

4  Commencement of operations.


                                      SEE THE FINANCIAL NOTES, WHICH          7
                                      ARE INTEGRAL TO THIS INFORMATION.      ===

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]


  55.4%  FIXED-RATE - U.S.
         GOVERNMENT SECURITIES
         Market Value: $268,779
         Cost: $268,779

  44.6%  OTHER INVESTMENTS
         Market Value: $216,684
         Cost: $216,684
 ==============================
 100.0%  TOTAL INVESTMENTS
         Market Value: $485,463
         Cost: $485,463

    ISSUER                                         FACE VALUE        MKT. VALUE
    RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
    ---------------------------------------------------------------------------
    FIXED-RATE - U.S. GOVERNMENT SECURITIES
    55.4% of investments
    ---------------------------------------------------------------------------
    DISCOUNT NOTES  51.9%
    ===========================================================================

    FANNIE MAE
    3.91%, 07/05/01                                   2,090           2,089
    4.70%, 07/05/01                                   5,000           4,997
    4.00%, 07/06/01                                   4,000           3,998
    4.64%, 07/12/01                                   5,000           4,993
    4.97%, 07/12/01                                   1,035           1,033
    5.29%, 07/19/01                                   4,000           3,990
    6.00%, 07/19/01                                   4,350           4,337
    5.10%, 07/26/01                                   3,000           2,990
    5.27%, 07/26/01                                   3,900           3,886
    4.81%, 08/01/01                                   5,000           4,980
    5.06%, 08/02/01                                   1,500           1,493
    3.92%, 08/15/01                                   3,000           2,985
    3.87%, 08/23/01                                   1,652           1,643
    4.60%, 09/07/01                                   1,600           1,586
    4.19%, 09/20/01                                   5,000           4,954
    3.67%, 09/27/01                                   1,708           1,693
    4.17%, 10/04/01                                   5,000           4,946
    5.26%, 11/16/01                                   6,000           5,884
    5.53%, 12/28/01                                   5,000           4,869
    3.93%, 05/31/02                                   7,000           6,755

    FEDERAL HOME LOAN BANK
    4.64%, 07/06/01                                   2,314           2,312
    4.03%, 07/11/01                                   3,678           3,674
    4.21%, 07/11/01                                   5,665           5,658
    5.34%, 07/11/01                                   5,000           4,993
    4.54%, 07/12/01                                   5,000           4,993
    5.20%, 07/13/01                                   4,000           3,993
    5.07%, 07/25/01                                   5,000           4,983
    5.12%, 07/25/01                                   2,100           2,093
    4.99%, 08/03/01                                   5,000           4,978
    3.88%, 08/17/01                                   2,804           2,790
    3.92%, 08/17/01                                   3,000           2,985
    4.87%, 08/17/01                                   5,000           4,969
    3.88%, 08/24/01                                   4,000           3,977
    3.67%, 09/05/01                                   4,400           4,371
    4.39%, 03/18/02                                   1,224           1,187

    FREDDIE MAC
    3.91%, 07/03/01                                   2,000           1,999
    3.96%, 07/10/01                                   2,000           1,998
    4.64%, 07/12/01                                   5,000           4,993
    4.19%, 07/13/01                                   1,000             999


 8     SEE THE FINANCIAL NOTES, WHICH
===    ARE INTEGRAL TO THIS INFORMATION.

    ISSUER                                         FACE VALUE       MKT. VALUE
    RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    4.74%, 07/16/01                                   5,000           4,990
    4.19%, 07/19/01                                   5,000           4,990
    5.43%, 07/19/01                                   5,000           4,987
    6.60%, 07/19/01                                   3,000           2,991
    6.61%, 07/19/01                                   3,000           2,991
    5.11%, 07/20/01                                   1,514           1,510
    3.84%, 07/27/01                                   2,000           1,994
    3.84%, 07/30/01                                   1,000             997
    4.13%, 08/02/01                                   5,000           4,982
    3.87%, 08/06/01                                   1,202           1,197
    4.82%, 08/16/01                                   3,974           3,950
    4.83%, 08/16/01                                   2,000           1,988
    4.90%, 08/16/01                                   1,500           1,491
    5.08%, 08/16/01                                   4,000           3,975
    6.76%, 08/16/01                                   1,981           1,965
    3.89%, 08/23/01                                   2,496           2,482
    3.94%, 08/23/01                                   3,000           2,983
    3.88%, 08/30/01                                   5,000           4,968
    4.57%, 09/13/01                                   5,000           4,954
    3.56%, 09/27/01                                   5,000           4,957
    4.12%, 10/01/01                                   8,395           8,308
    3.84%, 10/11/01                                   6,400           6,331
    4.48%, 10/11/01                                   5,000           4,938
    4.77%, 10/11/01                                   5,000           4,934
    3.85%, 11/08/01                                   2,000           1,973
    4.84%, 01/31/02                                   3,551           3,453
    4.51%, 02/20/02                                   3,000           2,916
    4.56%, 03/28/02                                   5,000           4,837
    4.04%, 05/01/02                                   2,000           1,934
    3.75%, 06/20/02                                   5,000           4,822
                                                                    -------
                                                                    251,834

    COUPON NOTES  3.5%
    ===========================================================================
    FANNIE MAE
    6.70%, 09/18/01                                   2,000           2,000

    FEDERAL HOME LOAN BANK
    4.15%, 04/25/02                                   9,775           9,859
    4.62%, 05/01/02                                   5,000           5,086
                                                                     ------
                                                                     16,945

                                                MATURITY VALUE      MKT. VALUE
     SECURITY                                     ($ x 1,000)      ($ x 1,000)
     --------------------------------------------------------------------------
     OTHER INVESTMENTS  44.6% OF INVESTMENTS
     --------------------------------------------------------------------------
     REPURCHASE AGREEMENTS  44.6%
     ==========================================================================
     CREDIT SUISSE FIRST BOSTON CORP.
     Tri-Party Repurchase Agreement
     Collateralized by U.S.
     Government Securities, 4.12%,
     issued 06/29/01, due 07/02/01                   83,713           83,684

     CREDIT SUISSE FIRST BOSTON CORP.
     Tri-Party Repurchase Agreement
     Collateralized by U.S.
     Government Securities, 3.80%,
     issued 06/08/01, due 07/07/01                   15,046           15,000

     CREDIT SUISSE FIRST BOSTON CORP.
     Tri-Party Repurchase Agreement
     Collateralized by U.S.
     Government Securities, 3.81%,
     issued 06/06/01, due 07/07/01                    3,010            3,000

     MORGAN STANLEY & CO.
     Tri-Party Repurchase Agreement
     Collateralized by U.S.
     Government Securities, 4.01%,
     issued 05/15/01, due 07/07/01                    5,030            5,000

     SALOMON SMITH BARNEY, INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S.
     Government Securities, 4.12%,
     issued 06/29/01, due 07/02/01                   85,029           85,000


                                       SEE THE FINANCIAL NOTES, WHICH        9
                                       ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                   MATURITY VALUE   MKT. VALUE
    SECURITY                                        ($ x 1,000)     ($ x 1,000)
    SALOMON SMITH BARNEY, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 3.70%,
    issued 06/15/01, due 07/07/01                       5,011          5,000

    SALOMON SMITH BARNEY, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 3.80%,
    issued 06/07/01, due 07/07/01                      10,032         10,000

    SALOMON SMITH BARNEY, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 3.93%,
    issued 05/30/01, due 07/07/01                       5,021          5,000

    UBS PAINEWEBBER, INC.
    Tri-Party Repurchase Agreement
    Collateralized by U.S.
    Government Securities, 3.88%,
    issued 05/16/01, due 07/07/01                       5,028          5,000
                                                                     -------
                                                                     216,684

    ===========================================================================
    END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.


 10      SEE THE FINANCIAL NOTES, WHICH
====     ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.


ASSETS
===============================================================================
Investments, at market value                                       $ 268,779 a
Repurchase agreements, at market value                               216,684 a
Receivables:
  Interest                                                               367
Prepaid expenses                                                   +     183
                                                                   ---------
TOTAL ASSETS                                                         486,013

LIABILITIES
===============================================================================
Payables:
  Dividends to shareholders                                              623
  Investment adviser and administrator fees                                3
  Transfer agent and shareholder service fees                             17
  Transaction service fees                                               754
Accrued expenses                                                   +      31
                                                                   ---------
TOTAL LIABILITIES                                                      1,428

NET ASSETS
===============================================================================
TOTAL ASSETS                                                         486,013
TOTAL LIABILITIES                                                  -   1,428
                                                                   ---------
NET ASSETS                                                         $ 484,585


NET ASSETS BY SOURCE
Capital received from investors                                      484,586
Net realized capital losses                                               (1)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS (DIVIDE) OUTSTANDING   =     NAV
$484,585            484,586             $1.00

a.  The amortized cost for the fund's securities was $485,463.

FEDERAL TAX DATA
==================================================
COST BASIS OF PORTFOLIO                   $485,463
UNUSED CAPITAL LOSSES:                 Loss amount
Expires 12/31 of:                               $1
  2007

                                        SEE THE FINANCIAL NOTES, WHICH       11
                                        ARE INTEGRAL TO THIS INFORMATION.   ====

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS
===============================================================================
Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.


INVESTMENT INCOME
===============================================================================
Interest                                                          $   12,723

EXPENSES
===============================================================================
Investment adviser and administrator fees                                918 a
Transfer agent and shareholder service fees                            1,087 b
Transaction service fees                                               1,450 c
Trustees' fees                                                             8 d
Custodian and portfolio accounting fees                                   88

Professional fees                                                         11

Registration fees                                                        121
Shareholder reports                                                       29
Other expenses                                                     +       2
                                                                   ---------
Total expenses                                                         3,714
Expense reduction                                                  -     694 e
                                                                   ---------
NET EXPENSES                                                           3,020

INCREASE IN NET ASSETS FROM OPERATIONS
===============================================================================
TOTAL INVESTMENT INCOME                                               12,723
NET EXPENSES                                                       -   3,020
                                                                   ---------
NET INVESTMENT INCOME                                                  9,703
                                                                   ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                $9,703

a. Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c. For transaction services, Schwab receives a fee based on the number and type of transactions provided.

d. For the fund's independent trustees only.

e. This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002, to 1.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


12      SEE THE FINANCIAL NOTES, WHICH
===     ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01 - 6/30/01 are unaudited.

OPERATIONS
=====================================================================================
                                              1/1/01 - 6/30/01     1/1/00 - 12/31/00
Net investment income                           $     9,703          $    15,501
                                              --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                9,703               15,501

DISTRIBUTIONS PAID
------------------------------------------------------------------------------------
Dividends from net investment income            $     9,703          $    15,501


TRANSACTIONS IN FUND SHARES a
=====================================================================================
Shares sold                                       2,996,380            3,754,115
Shares reinvested                                     8,608               14,708
Shares redeemed                                 +(2,932,690)           (3,554,413)
                                              --------------------------------------
NET INCREASE                                         72,298              214,410

NET ASSETS
=====================================================================================
Beginning of period                                 412,287              197,877
Total increase                                  +    72,298              214,410 b
                                              --------------------------------------
END OF PERIOD                                   $   484,585          $   412,287

a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                     SEE THE FINANCIAL NOTES, WHICH          13
                                     ARE INTEGRAL TO THIS INFORMATION.      ====

FINANCIAL NOTES
================================================================================

FINANCIAL NOTES
Unaudited


BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS,(TM) A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with


THE TRUST AND ITS FUNDS
-------------------------------------------------------------------------------

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

 Schwab Money Market Fund
 Schwab Government Money Fund
 Schwab U.S. Treasury Money Fund
 Schwab Value Advantage Money Fund(R)
 Schwab Municipal Money Fund
 Schwab California Municipal Money Fund
 Schwab New York Municipal Money Fund
 Schwab New Jersey Municipal Money Fund
 Schwab Pennsylvania Municipal Money Fund
 Schwab Florida Municipal Money Fund
 Schwab Institutional Advantage Money Fund(R)
 Schwab Retirement Money Fund(R)
 Schwab Government Cash Reserves


14
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

Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.


                                                                              15
                                                                             ===

FINANCIAL NOTES
================================================================================


A REVISED AICPA AUDIT AND ACCOUNTING GUIDE, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning after December 15, 2000. The fund expects that the adoption of these principles will have no effect on its financial statements.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


16
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
HOW TO READ THIS REPORT

This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.


                                                                              17
                                                                             ===

HOW TO READ THIS REPORT Continued

                [GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]


The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.


18
===

               [GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]


                                                 Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.


                                                                              19
                                                                             ===

HOW TO READ THIS REPORT Continued


                [GRAPHIC OF SAMPLE TABLE OF PORTFOLIO HOLDINGS]


                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the reporting period.


Symbols that may appear in the Portfolio Holdings:

+ Credit-enhanced security--indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them.

o Illiquid restricted security--indicates a security whose resale is subject to legal or contractual restrictions, and has been determined to be illiquid.

= Delayed-delivery security--indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.


For fixed-rate obligations, the interest rate is set at the time of issue and doesn't change. However, some types of obligations (variable- and floating-rate) are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also the amortized cost for those securities.


20
===

                [GRAPHIC OF SAMPLE TABLE OF PORTFOLIO HOLDINGS]


                                                 Table is for illustration only.


Unlike longer term bonds, money market securities have characteristics (i.e. shorter maturities) that allow their market value to be less sensitive to changes in interest rates or other market factors. Thus, with most money market securities, face value and market value are substantially equal.

In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.


                                                                              21
                                                                             ===

HOW TO READ THIS REPORT Continued


        [GRAPHIC OF SAMPLE OF STATEMENT OF ASSETS AND LIABILITIES TABLE]


                                                 Table is for illustration only.


As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the reporting period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the reporting period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

                 [GRAPHIC OF SAMPLE OF FEDERAL TAX DATA TABLE]


                                                 Table is for illustration only.

Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.



22
===

              [GRAPHIC OF SAMPLE OF STATEMENT OF OPERATIONS TABLE]


                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the reporting period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the reporting period.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the reporting period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.


                                                                              23
                                                                             ===

HOW TO READ THIS REPORT Continued


        [GRAPHIC OF SAMPLE OF STATEMENTS OF CHANGES IN NET ASSETS TABLE]


                                                 Table is for illustration only.


The Statements of Changes in Net Assets compare a fund's performance during the current reporting period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

These are the figures for the current reporting period.

These are the figures for the previous reporting period.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.


24
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
Glossary


ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) SEE WEIGHTED AVERAGE MATURITY.



PORTFOLIO TERMS
--------------------------------------------------------------------------------
To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES      Adjustable convertible extendable security
BAN       Bond anticipation note
COP       Certificate of participation
GAN       Grant anticipation note
GO        General obligation
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDRB      Industrial Development Revenue Bond
M/F       Multi-family
RAN       Revenue anticipation note
RB        Revenue bond
S/F       Single-family
TAN       Tax anticipation note
TECP      Tax-exempt commercial paper
TOB       Tender option bond
TOBP      Tender option bond partnership
TRAN      Tax and revenue anticipation note
VRD       Variable-rate demand



                                                                              25
                                                                             ===

GLOSSARY Continued


EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


26
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
CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS
The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund
Schwab MarketManager Portfolios(R)
    Small Cap Portfolio
    International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
    All Equity Portfolio
    Growth Portfolio
    Balanced Portfolio
    Conservative Portfolio
Schwab MarketManager Portfolios
    Growth Portfolio
    Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575



This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG13607-04 (08/01)